STOCK-BASED COMPENSATION - SARs (formerly UARs) (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Stock appreciation rights
SARs
Outstanding, beginning (in shares) | shares	13,428,010
Granted prior to/after the Reverse Recapitalization (in shares) | shares	0
Exercised prior to/after the Reverse Recapitalization (in shares) | shares	0
Forfeited prior to/after the Reverse Recapitalization (in shares) | shares	0
Expired prior to/after the Reverse Recapitalization (in shares) | shares	(385,808)
Conversion in connection with the Reverse Recapitalization (in shares) | shares	(5,383,455)
Outstanding, ending (in shares) | shares	7,476,177
Vested and expected to vest (in shares) | shares	7,476,177
Exercisable (in shares) | shares	3,650,736
Weighted- Average Exercise Price Per Share
Outstanding, beginning, Weighted average exercise price (in dollars per share) | $ / shares	$ 1.35
Granted prior to/after the Reverse Recapitalization, Weighted average exercise price (in dollars per share) | $ / shares	0
Exercised prior to/after the Reverse Recapitalization, Weighted average exercise price (in dollars per share) | $ / shares	0
Forfeited prior to/after the Reverse Recapitalization, Weighted average exercise price (in dollars per share) | $ / shares	0
Expired prior to/after the Reverse Recapitalization, Weighted average exercise price (in dollars per share) | $ / shares	3.27
Conversion in connection with the Reverse Recapitalization, Weighted-Average Exercise Price Per Share (in dollars per share) | $ / shares	0
Outstanding, ending, Weighted average exercise price (in dollars per share) | $ / shares	2.19
Vested and expected to vest, Weighted-Average Exercise Price Per Share (in shares) | $ / shares	2.19
Exercisable, Weighted-Average Exercise Price Per Share (in dollars per share) | $ / shares	$ 1.97
Outstanding, Weighted-Average Remaining Contractual Terms in Years	7 days 11 hours
Outstanding, Aggregate Intrinsic Value | $	$ 17,703
Vested and expected to vest, Weighted-Average Remaining Contractual Terms in Years	7 days 11 hours
Vested and expected to vest, Aggregate Intrinsic Value | $	$ 17,703
Exercisable, Weighted-Average Remaining Contractual Terms in Years	6 days 22 hours
Exercisable, Aggregate Intrinsic Value | $	$ 9,263
Unit Appreciation Rights [Member]
SARs
Granted prior to/after the Reverse Recapitalization (in shares) | shares	474,200
Exercised prior to/after the Reverse Recapitalization (in shares) | shares	0
Forfeited prior to/after the Reverse Recapitalization (in shares) | shares	(656,770)
Expired prior to/after the Reverse Recapitalization (in shares) | shares	0
Weighted- Average Exercise Price Per Share
Granted prior to/after the Reverse Recapitalization, Weighted average exercise price (in dollars per share) | $ / shares	$ 4.24
Exercised prior to/after the Reverse Recapitalization, Weighted average exercise price (in dollars per share) | $ / shares	0
Forfeited prior to/after the Reverse Recapitalization, Weighted average exercise price (in dollars per share) | $ / shares	1.50
Expired prior to/after the Reverse Recapitalization, Weighted average exercise price (in dollars per share) | $ / shares	$ 0